Cover	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-37769
Entity Registrant Name	VBI Vaccines Inc/BC
Entity Central Index Key	0000764195
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	160 Second Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	830-3031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	VBIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false